Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative 10k
Federal operating loss carryforwards	$ 738,000
State operating loss carryforwards	$ 738,000
Operating loss carryforwards expiration date	2034
Income tax examination, penalties and interest accrued